Investment in Joint Ventures and Majority Owned Subsidiaries	12 Months Ended
Jun. 28, 2015
Equity Method Investments And Joint Ventures [Abstract]
Investment in Joint Ventures and Majority Owned Subsidiaries

INVESTMENT IN JOINT VENTURES AND MAJORITY OWNED SUBSIDIARIES

We participate in certain Alliance Agreements with WITTE Automotive (“WITTE”) and ADAC Automotive (“ADAC”). WITTE, of Velbert, Germany, is a privately held automotive supplier. WITTE designs, manufactures and markets automotive components, including locks and keys, hood latches, rear compartment latches, seat back latches, door handles and specialty fasteners. WITTE’s primary market for these products has been Europe. ADAC, of Grand Rapids, Michigan, is a privately held automotive supplier and manufactures engineered products, including door handles and other automotive trim parts, utilizing plastic injection molding, automated painting and various assembly processes.

The Alliance Agreements include a set of cross-licensing agreements for the manufacture, distribution and sale of WITTE products by STRATTEC and ADAC in North America, and the manufacture, distribution and sale of STRATTEC and ADAC products by WITTE in Europe. Additionally, a joint venture company, Vehicle Access Systems Technology LLC (“VAST LLC”), in which WITTE, STRATTEC and ADAC each hold a one-third interest, exists to seek opportunities to manufacture and sell each of the company’s products in areas of the world outside of North America and Europe.

VAST do Brasil services customers in South America. Effective March 21, 2014, VAST LLC purchased the remaining non-controlling interest in VAST do Brasil. VAST Fuzhou, VAST Great Shanghai and VAST Shanghai Co. (collectively known as VAST China), provides a base of operations to service our automotive customers in the Asian market. VAST LLC also maintains branch offices in South Korea and Japan in support of customer sales and engineering requirements.

Effective April 30, 2015, VAST LLC executed an agreement to become a 50:50 Joint Venture partner with Minda Management Services Limited an affiliate of both Minda Corporation Limited and Spark Minda, Ashok Minda Group of New Delhi, India (collectively “Minda”). VAST acquired a fifty percent equity interest in the former Minda-Valeo Security Systems joint venture entity, based in Pune, India, for approximately $12 million. This joint venture entity was renamed Minda-VAST Access Systems (“Minda-VAST”). The portion of the purchase price paid by each VAST LLC partner, STRATTEC, WITTE and ADAC, totaled $4 million. Minda-VAST will have operations in Pune and Delhi and is expected to have annual sales in excess of approximately $40 million. Minda and its affiliates cater to the needs of all major car, motorcycle, commercial vehicle, tractor and off-road vehicle manufacturers in India. They are a leading manufacturer in the Indian marketplace of security & access products, handles, automotive safety, restraint systems, driver information and telematics systems for both OEMs and the aftermarket.

The VAST LLC investments are accounted for using the equity method of accounting. The activities related to the VAST LLC joint ventures resulted in equity earnings of joint ventures to STRATTEC of approximately $1.3 million during 2015 and $1.3 million during 2014 and equity loss to joint ventures of approximately $147,000 during 2013. Relocation costs associated with a move to a new facility and start-up costs associated with a new product line negatively impacted the financial results of VAST China during the first half of fiscal 2013, which resulted in STRATTEC incurring an equity loss from joint ventures in 2013. During 2015, cash capital contributions totaling $13.2 million were made to VAST LLC in support of the acquisition of the 50 percent joint venture interest in Minda-VAST and in support of general operating expenses for VAST do Brasil. STRATTEC’s portion of the cash capital contributions totaled $4.4 million. No cash capital contributions were made to VAST LLC during 2014. During 2013, cash capital contributions totaling $600,000 were made to VAST LLC in support of general operating expenses. STRATTEC’s portion of the cash capital contributions totaled $200,000. Loans were made by each partner, STRATTEC, WITTE and ADAC, to VAST LLC totaling $215,000 for each partner in 2015 and $285,000 for each partner in 2014. The loans were made in support of VAST LLC’s purchase of the non-controlling interest in VAST do Brasil and in support of funding operating costs of the Brazilian entity.

In fiscal year 2007, we established a new entity with ADAC forming ADAC-STRATTEC LLC, a Delaware limited liability company. The new entity was created to establish injection molding and door handle assembly operations in Mexico. STRATTEC holds a 51 percent interest in ADAC-STRATTEC LLC. A Mexican entity, ADAC-STRATTEC de Mexico, exists and is wholly owned by ADAC-STRATTEC LLC. ADAC-STRATTEC LLC’s financial results are consolidated with the financial results of STRATTEC and resulted in increased net income to STRATTEC of approximately $2.6 million in 2015, $1.4 million in 2014 and $1.1 million in 2013.

Effective November 30, 2008, we established a new entity with WITTE forming STRATTEC POWER ACCESS LLC (“SPA”), which is 80 percent owned by STRATTEC. SPA supplies the North American portion of the power sliding door, lift gate and deck lid system access control products which were acquired from Delphi Corporation. The financial results of SPA are consolidated with the financial results of STRATTEC and resulted in reduced net income to STRATTEC of approximately $269,000 in 2015, and increased income to STRATTEC of approximately $1.5 million in 2014 and $1.0 million in 2013.

On April 5, 2013, we acquired a 51 percent ownership interest in a newly formed joint venture, STRATTEC Advanced Logic, LLC (formerly known as NextLock, LLC), which was formed to introduce a new generation of biometric security products based upon the designs of Actuator Systems LLC, our partner and the owner of the remaining ownership interest. The initial capitalization of the STRATTEC Advanced Logic, LLC joint venture totaled $1.5 million. STRATTEC’s portion of the initial capitalization totaled $765,000. Our investment in STRATTEC Advanced Logic, LLC, for which we exercise significant influence but do not control and are not the primary beneficiary, is accounted for using the equity method. The activities related to the STRATTEC Advanced Logic, LLC joint venture resulted in an equity loss of joint ventures to STRATTEC of approximately $2.0 million in 2015, $367,000 in 2014 and $78,000 in 2013. Notwithstanding the existence of the STRATTEC Advanced Logic Credit Facility described herein, as a result of STRATTEC's guaranty of such credit facility and as a result of borrowing limitations imposed by the bank under such credit facility, even though we maintain a 51 percent ownership interest in STRATTEC Advanced Logic, LLC, effective with our fiscal 2015 fourth quarter, 100 percent of the funding for STRATTEC Advanced Logic, LLC was being made through loans from STRATTEC to STRATTEC Advanced Logic, LLC in addition to the credit facility guarantee. Therefore, STRATTEC began recognizing 100 percent of the losses of STRATTEC Advanced Logic, LLC through Equity Loss (Earnings) of Joint Ventures in the accompanying Consolidated Statements of Income and Comprehensive Income. In addition, the following losses were included in our 2015 Equity (Loss) Earnings of Joint Ventures for STRATTEC Advanced Logic, LLC (thousands of dollars):

Loss on Guarantee of STRATTEC Advanced Logic, LLC Vendor Contract	$123
Loss on Loan to STRATTEC Advanced Logic, LLC	$100
Loss on Guarantee of STRATEC Advanced Logic, LLC Credit facility	$488

The joint venture investments are included in the accompanying Consolidated Balance Sheets as follows (thousands of dollars):

	June 28, 2015	June 29, 2014
Investment in Joint Ventures:
Investment in VAST LLC	$15,326	$9,657
Investment in STRATTEC Advanced Logic, LLC	-	320
	$15,326	$9,977
Other Current Liabilities:
Investment in STRATTEC Advanced Logic, LLC	$402	$-